Supplemental Cash Flow Information - Schedule Of Non Cash Investing And Financing Activities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities	$ 11,308	$ 12,764
Unpaid deferred transaction costs included within accounts payable and accrued expenses	4,050	55
Property and equipment acquired through capital lease obligations	558	386
Asset retirement obligations associated with deployed equipment	165	208
Conversion of convertible notes to Series E Preferred Stock	$ 0	$ 42,784
Starry, Inc [Member]
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities			$ 10,991	$ 8,036
Unpaid deferred transaction costs included within accounts payable and accrued expenses			4,250	0
Property and equipment acquired through capital lease obligations			1,399	424
Asset retirement obligations associated with deployed equipment			783	582
Conversion of convertible notes to Series E Preferred Stock			$ 45,584	$ 0